Definition of Terms in Fund Name	Aug. 19, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks total return through a combination of dividend income and capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities and at least 40% of its assets in non-U.S. securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The stocks are selected for the Trust by Richard Bernstein Advisors (defined below) using quantitative techniques that seek income in a risk-controlled process. In April 2026, Janus Henderson Group Ltd. (“Janus Henderson”) acquired Richard Bernstein Advisors LLC, which became an indirect, wholly-owned subsidiary of Janus Henderson. In connection with the acquisition, key investment personnel from Richard Bernstein Advisors LLC were transitioned to the Multi-Asset Macro Investing team within Janus Henderson Investors US LLC (the “Portfolio Consultant”), an indirect, wholly-owned subsidiary of Janus Henderson (such team is referred to herein as “Richard Bernstein Advisors”).

Richard Bernstein Advisors starts with the companies listed on the MSCI ACWI Index. This index captures large-and mid-cap representation across 23 developed and 24 emerging market countries.

From this universe, Richard Bernstein Advisors then screens for companies that as of the date the portfolio was selected have increased their trailing 12-month dividend each year for the previous five years. Special dividends are not included as they are typically one-time payments. The highest yielding stocks are removed, as they tend to be most susceptible to dividend cuts.

Richard Bernstein Advisors then uses a proprietary optimization method to weight the stocks. This final step attempts to reduce the volatility of the overall portfolio, while maximizing the yield.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign-listed securities, companies headquartered or incorporated in Europe, REITs and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.